Redeemable Non-controlling Interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Redeemable Non-controlling Interests
Mezzanine adjustment recognized			$ 0
Redeemable non-controlling interest decreased			4,274,000
Accretion to redeemable non-controlling interests	$ 6,748,000	$ 12,802,000
Compensation costs recognized	$ 69,714,000	101,131,000	111,713,000
JM Tech
Redeemable Non-controlling Interests
Term for employment required by founders to be entitled to their proportionate share in existing and future retained earnings	2 years
Amount of accumulated compensation costs reversed			36,200,000
Redeemable non-controlling interest decreased			31,900,000
Reduction in non-controlling interest			$ 4,300,000
Compensation costs recognized	$ 4,600,000	$ 11,500,000